Segment Reporting - Schedule of Significant Expense Categories and Net Loss (Details) - Chief Operating Decision Maker [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Sales		$ 932,154	$ 620,508	$ 560,118
Other segment items	[1]	5,700,956	1,382,961	287,760
Net loss		11,054,230	3,771,379	1,653,038
Payroll and payroll related [Member]
Segment Reporting Information [Line Items]
Cost of Sales	[1]	188,740	40,602	42,040
Research and Development expenses	[1]	1,366,896	520,133	320,620
Selling and Marketing expenses	[1]	459,042	100,885	54,507
General and Administrative expenses	[1]	325,662	348,740	273,864
Others [Member]
Segment Reporting Information [Line Items]
Cost of Sales	[1]	564,836	396,967	265,467
Material, subcontractors, consultants and other [Member]
Segment Reporting Information [Line Items]
Research and Development expenses	[1]	745,807	108,045	302,018
Professional services, tradeshows and others [Member]
Segment Reporting Information [Line Items]
Selling and Marketing expenses	[1]	616,306	383,313	204,324
Professional services and Facility related and other [Member]
Segment Reporting Information [Line Items]
General and Administrative expenses	[1]	$ 2,018,139	$ 1,110,241	$ 462,556

[1]	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, and finance income, and expenses that are included in other segment items